Basis of Presentation	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation

Note 2 – Basis of Presentation

The unaudited consolidated financial statements of the Company for the three and nine month periods ended September 30, 2024 and 2023, have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Regulation S-X. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. However, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for the fair presentation of the financial position and the results of operations. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year. The balance sheet information as of December 31, 2023, was derived from the audited financial statements included in the Company's financial statements as of and for the year ended December 31, 2023, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (the “SEC”) on March 28, 2024. These financial statements should be read in conjunction with that report.

On April 17, 2024 and August 8, 2024, the Company completed 1-for-100 and 1-for-20 reverse splits of its common stock, respectively (the “Reverse Splits”). The share amounts, warrants, and related parameters specified in this report have been adjusted to reflect both Reverse Splits on a retroactive basis.